Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2024	Dec. 31, 2023
Income Taxes
Income Taxes

16. Income Taxes

The Company has recognized a full tax valuation allowance against its deferred tax assets as of September 30, 2024 and December 31, 2023. The tax benefit related to the exercise of stock options is recognized as a deferred tax asset that is offset by a corresponding valuation allowance. As such, the Company’s effective tax rate is zero for each of the three and nine months ended September 30, 2024 and 2023.

Historically, the Company’s benefit from income taxes related to state R&D tax credits exchanged for cash pursuant to the Connecticut R&D Tax Credit Exchange Program, which permits qualified small businesses engaged in R&D activities within Connecticut to exchange their unused R&D tax credits for a cash amount equal to 65% of the value of the exchanged credits. The Company has not exchanged its R&D tax credit for cash during the three and nine months ended September 30, 2024, and it was not eligible to exchange its R&D tax credit for cash during the three and nine months ended September 30, 2023. Therefore, there was no benefit from income taxes for either of the three and nine months ended September 30, 2024 and 2023.

The Inflation Reduction Act of 2022 included tax legislation that became effective early in 2023. Significant legislation for corporate taxpayers includes a corporate alternative minimum tax of 15.0% for companies with $1,000,000 or more in average net financial statement profits over the three previous years, as well as a 1.0% indirect excise tax on the repurchase of shares by a publicly traded company. The Company does not expect this legislation to have an effect on its tax provision as of September 30, 2024; however, the Company will continue to evaluate the effect on the tax provision each reporting period.

16. Income Taxes

The Company’s benefit from income taxes is as follows:

December 31,
	2023	2022	2021
Current:
Federal	$—	$—	$—
State	—	—	—
	—	—	—
Deferred:
Federal	—	—	—
State	—	—	—
	—	—	—
Benefit from income taxes	$—	$—	$—

Historically, the Company’s benefit from income taxes related to state R&D tax credits exchanged for cash. The State of Connecticut provides companies with the opportunity to exchange certain R&D credit carryforwards for cash in exchange for foregoing the carryforward of the R&D credit. The program provides for such exchange of the R&D credits at a rate of 65% of the annual R&D credit, as defined. The Company opted not to exchange its R&D tax credit for the year ended December 31, 2023, and the Company was not eligible to exchange its R&D tax credit for cash during the years ended December 31, 2022 and 2021, therefore there was no benefit from income taxes for the years ended December 31, 2023, 2022 and 2021. As of December 31, 2023, the Company recorded $697 within income tax receivable which related to the 2020 R&D credit.

A reconciliation of income taxes computed using the U.S. federal statutory rate to that reflected in operations is as follows:

	December 31,
	2023	2022	2021
Income taxes using U.S. federal statutory rate	21.00%	21.00%	21.00%
State income taxes, net of federal benefit	5.30%	(1.00)%	7.84%
Impact of R&D tax credit on effective tax rate	3.68%	4.91%	2.87%
Stock option shortfalls and cancellations	(1.22)%	(3.33)%	(4.74)%
Permanent items and other	(0.89)%	(1.86)%	(1.29)%
Change in valuation allowance	(27.34)%	(19.88)%	(25.69)%
Provision to return	(0.53)%	0.16%	0.01%
	0.00%	0.00%	0.00%

Significant components of the Company’s deferred tax assets and liabilities are as follows:

	December 31,
	2023	2022
Valuation allowance	$(192,791)	$(160,814)

Net operating loss carryforwards	123,739	113,058
Federal and state tax credits	31,245	26,358
Stock-based compensation expense	3,855	3,434
Intangible asset amortization	33,162	17,265
Other	2,101	1,167
Deferred tax assets	194,102	161,282

Other	(1,311)	(468)
Deferred tax liabilities:	(1,311)	(468)

Net deferred tax asset:	$—	$—

A 100% valuation allowance has been recorded on the deferred tax asset as of December 31, 2023 and 2022 because management believes it is more likely than not that the asset will not be realized. The change in the valuation allowance during 2023 and 2022 was an increase of $31,977 and $17,426, respectively.

The consolidated financial statements reflect expected future tax consequences of such positions presuming the taxing authorities possess full knowledge of the position and all relevant facts. As of December 31, 2023 and 2022, the Company had no unrecognized tax benefits or related interest and penalties accrued. In the event the Company determines that accrual of interest or penalties are necessary in the future, the amount will be presented as a component of income tax expense.

At December 31, 2023, the Company had federal and state net operating loss, or NOL, carryforwards of $467,005 and $473,265, respectively. The federal and state tax loss carryforwards will begin to expire in 2026 and 2027, respectively, unless previously utilized. The federal NOLs arising in 2018 and forward have an unlimited carryforward period and losses from 2018-2020 may be carried back five years due to the Coronavirus Aid, Relief, and Economic Security Act of 2020, or the CARES Act. The Company conducted a 382 analysis in the first quarter of 2021. This analysis showed a limited change of ownership had occurred, and thus the full amount of the Company’s NOL carryforwards and R&D tax credits could be utilized annually in the future to offset taxable income or tax, respectively. The Company also had federal and state R&D tax credit carryforwards of $27,488 and $4,495, respectively. The federal credits will begin expiring in 2025 unless previously utilized. The Connecticut credit carryforwards have no expiration period. Because of the NOL and research credit carryforwards, tax years 2006 through 2023 remain open to U.S. federal and state tax examinations.

Further, beginning in the Company’s tax year ending December 31, 2022, as a result of the Tax Cuts and Jobs Act of 2017, current R&D expenditures incurred in the United States must be capitalized for tax purposes, and amortized over a period of five years (fifteen years in the case of R&D performed outside the United States).

In March 2020, former President Trump signed into law the CARES Act (H.R. 748), which was further expanded with the signing of the Consolidation Appropriations Act of 2021 (H.R. 133) on December 27, 2020. The CARES Act (and December expansion) includes a variety of economic and tax relief measures intended to stimulate the economy, including loans for small businesses, payroll tax credits/deferrals, and corporate income tax relief. Due to the Company’s history of tax loss carryforwards and full valuation allowance, the CARES Act did not have a significant effect on the income tax provision, as the corporate income tax relief was directed towards cash taxpayers.